UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2006

Check here if amendment |X|: Amendment Number: 1
This Amendment (Check one only.):   |X| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
Address:  1700 East Putnam Avenue
          Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. O'Malley, Jr.
Title:   Managing Member
Phone:   (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         August 17, 2006
---------------------------         -----------------         ---------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

------------------              -----------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     38
Form 13F Information Table Value Total:     $363484
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----

1        28-10619                   O'Malley, Jr., Thomas D.

                                 TITLE OF                VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------   --------   ---------   --------   -------  ---  ----  -------  --------  -------- -------- --------
AK STEEL HLDG. CORP.             COM        001547108      6812     492560  SH         X        1           492560
ALTRIA GROUP INC.                COM        02209S103     25998     354058  SH         X        1           354058
AMERICA MOVIL SA DE CV           SPON
                                 ADR L
                                 SHS        02364W105      9978     300000  SH         X        1           300000
AMERICAN TOWER CORP.             CL A       029912201     18593     597462  SH         X        1           597462
ATLAS AIR WORLDWIDE HLDGS        COM        049164205     11185     228071  SH         X        1           228071
CENTURY ALUM CO.                 COM        156431108      1087      30450  SH         X        1            30450
CONOCOPHILLIPS                   COM        20825C104     19415     296280  SH         X        1           296280
CROWN CASTLE INTL CORP.          COM        228227104      3454     100000  SH         X        1           100000
CSK AUTO CORP.                   COM        125965103      2272     189800  SH         X        1           189800
DADE BEHRING HOLDINGS INC.       COM        23342J206     28572     686172  SH         X        1           686172
ENERPLUS RES FD TRUST            UNIT
                                 TRUST G    29274D604      4100      72900  SH         X        1            72900
FIDELITY NATIONAL TITLE GROUP    CLA        31620R105      7455     378997  SH         X        1           378997
FOOT LOCKER INC.                 COM        344849104     13470     550000  SH         X        1           550000
GENTEK INC                       COM        37245X203     12667     471751  SH         X        1           471751
GREENBRIER COS INC.              COM        393657101      3624     110700  SH         X        1           110700
HALLIBURTON CO.                  COM        406216101      7421     100000  SH         X        1           100000
HOUSTON EXPL CO.                 COM        442120101      1224      20000  SH         X        1            20000
KANSAS CITY SOUTHERN             COM        485170302     13936     503119  SH         X        1           503119
KRISPY KREME                     COM        501014104      5129     630102  SH         X        1           630102
MARVELL TECHNOLOGY GROUP LTD.    ORD        G5876H105      4876     110000  SH         X        1           110000
MCDERMOTT INTL INC.              COM        580037109      8315     182858  SH         X        1           182858
MEMC ELECTRONIC MATLS.           COM        552715104      9375     250000  SH         X        1           250000
MUELLER WTR PRODS INC.           COM-SER A  624758108      5625     323070  SH         X        1           323070
NEWFIELD EXPL CO.                COM        651290108      6118     125000  SH         X        1           125000
NII HOLDINGS INC.                CLB        62913F201     29216     518191  SH         X        1           518191
OCCIDENTAL PETE CORP.            COM        674599105     10128      98760  SH         X        1            98760
PANTRY INC.                      COM        698657103      8805     153030  SH         X        1           153030
PEABODY ENERGY CORP.             COM        704549104      5575     100000  SH         X        1           100000
PHELPS DODGE CORP.               COM        717265102      9038     110000  SH         X        1           110000
RSA SECURITY INC.                COM        749719100      7453     275000  SH         X        1           275000
SBA COMMUNICATIONS  CORP         COM        78388J106      6535     250000  SH         X        1           250000
SERVICES ACQUSTN                 COM        817628100      3013     304371  SH         X        1           304371
SYMBOL TECHNOLOGIES INC.         COM        871508107      2158     200000  SH         X        1           200000
TRANSOCEAN INC.                  ORD        G90078109      4016      50000  SH         X        1            50000
3 COM CORP.                      COM        885535104     12483    2438153  SH         X        1          2438153
USG CORP.                        COM        903293405      3647      50000  SH         X        1            50000
VALERO ENERGY CORP.              COM        91913Y100     22434     337247  SH         X        1           337247
WALTER INDS INC                  COM        93317Q105      8282     143667  SH         X        1          1433667
TOTAL                                                    363484